STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund

May 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.1%
Automobiles & Components - .5%
Aptiv PLC	5,764	[a]	507,693
BorgWarner, Inc.	9,390		416,259
Gentex Corp.	95,802		2,515,761
Harley-Davidson, Inc.	57,408		1,785,963
Lear Corp.	7,046		864,262
Lucid Group, Inc.	28,875	[a,b]	224,070
Mobileye Global, Inc., Cl. A	23,020	[a,b]	1,026,001
Thor Industries, Inc.	7,630		597,200
			7,937,209
Banks - 1.4%
Citizens Financial Group, Inc.	9,400		242,332
Comerica, Inc.	4,685		169,129
Cullen/Frost Bankers, Inc.	4,574		458,315
East West Bancorp, Inc.	36,585		1,750,592
F.N.B. Corp.	43,090		473,559
Fifth Third Bancorp	114,428		2,777,168
Huntington Bancshares, Inc.	541,927		5,587,267
KeyCorp	10,532		98,369
M&T Bank Corp.	3,655		435,530
New York Community Bancorp, Inc.	32,375		332,815
Popular, Inc.	77,169		4,412,523
Regions Financial Corp.	107,880		1,863,088
Synovus Financial Corp.	29,000		785,610
Webster Financial Corp.	26,387		938,058
Wintrust Financial Corp.	8,355		531,127
Zions Bancorp NA	22,865		623,986
			21,479,468
Capital Goods - 10.2%
Advanced Drainage Systems, Inc.	74,685	[b]	7,227,267
AECOM	17,410		1,358,851
Air Lease Corp.	6,640		252,453
Allegion PLC	35,326		3,700,045
AMETEK, Inc.	79,717		11,564,545
Axon Enterprise, Inc.	51,101	[a]	9,857,894
Builders FirstSource, Inc.	10,558	[a]	1,224,200
BWX Technologies, Inc.	34,924		2,106,616
Carrier Global Corp.	26,000		1,063,400
ChargePoint Holdings, Inc.	10,795	[a,b]	104,388
CNH Industrial NV	266,720		3,422,018

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Capital Goods - 10.2% (continued)
Cummins, Inc.	4,163		850,959
Curtiss-Wright Corp.	18,127		2,865,154
Donaldson Co., Inc.	14,855		869,463
Dover Corp.	40,502		5,400,132
Eaton Corp. PLC	20,954		3,685,809
Fastenal Co.	19,190		1,033,382
Ferguson PLC	17,266		2,502,016
Flowserve Corp.	3,645		118,645
Fortive Corp.	24,819		1,615,965
Fortune Brands Innovations, Inc.	28,010		1,693,205
Generac Holdings, Inc.	10,865	[a]	1,183,416
Graco, Inc.	32,675		2,499,311
HEICO Corp., Cl. A	44,103		5,373,951
Hexcel Corp.	37,036		2,555,114
Howmet Aerospace, Inc.	98,519		4,211,687
Huntington Ingalls Industries, Inc.	15,019		3,024,526
IDEX Corp.	46,482		9,257,355
Ingersoll Rand, Inc.	26,105		1,479,109
ITT, Inc.	12,838		977,742
L3Harris Technologies, Inc.	4,672		821,898
Lincoln Electric Holdings, Inc.	7,846		1,331,152
Masco Corp.	80,609		3,895,027
MasTec, Inc.	2,525	[a]	255,934
Masterbrand, Inc.	14,200	[a]	147,396
MDU Resources Group, Inc.	8,735		254,887
Mercury Systems, Inc.	56,538	[a]	2,294,877
Nordson Corp.	5,253		1,144,786
nVent Electric PLC	49,993		2,168,696
Otis Worldwide Corp.	30,963		2,461,868
Owens Corning	9,915		1,054,262
PACCAR, Inc.	26,962		1,854,446
Parker-Hannifin Corp.	22,978		7,363,070
Quanta Services, Inc.	35,349		6,277,275
Regal Rexnord Corp.	1,638		212,760
Resideo Technologies, Inc.	66,188	[a]	1,060,994
Rockwell Automation, Inc.	8,130		2,265,018
Snap-on, Inc.	3,450		858,567
Spirit AeroSystems Holdings, Inc., Cl. A	8,095		215,246
Stanley Black & Decker, Inc.	3,781		283,462
Sunrun, Inc.	14,390	[a]	253,840
Textron, Inc.	68,382		4,230,794
The Timken Company	12,925		924,784
Trane Technologies PLC	18,780		3,065,459
TransDigm Group, Inc.	5,429	[a]	4,200,146

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Capital Goods - 10.2% (continued)
United Rentals, Inc.	6,549		2,185,991
Vertiv Holdings Co.	14,395		277,824
W.W. Grainger, Inc.	3,197		2,074,917
Wabtec Corp.	15,160		1,404,271
Watsco, Inc.	16,804	[b]	5,450,713
WESCO International, Inc.	6,943		953,829
Xylem, Inc.	16,498		1,653,100
			155,975,907
Commercial & Professional Services - 7.3%
ASGN, Inc.	11,678	[a]	764,092
Broadridge Financial Solutions, Inc.	43,856		6,434,552
CACI International, Inc., Cl. A	12,928	[a]	3,868,316
Ceridian HCM Holding, Inc.	8,355	[a]	516,757
Cintas Corp.	9,448		4,460,779
Clarivate PLC	565,031	[a]	4,407,242
Copart, Inc.	147,141	[a]	12,888,080
CoStar Group, Inc.	225,312	[a]	17,889,773
Equifax, Inc.	34,088		7,111,439
Jacobs Solutions, Inc.	9,215		1,009,964
Leidos Holdings, Inc.	16,375		1,278,233
Paychex, Inc.	23,210		2,435,425
Paycom Software, Inc.	11,760		3,294,329
RB Global, Inc.	39,958		2,081,013
Rentokil Initial PLC, ADR	163,401		6,491,922
Republic Services, Inc.	22,682		3,212,452
Robert Half International, Inc.	12,732		827,835
Science Applications International Corp.	19,042		1,853,358
SS&C Technologies Holdings, Inc.	134,444		7,389,042
TransUnion	28,590		2,057,908
Verisk Analytics, Inc.	52,822		11,573,828
Waste Connections, Inc.	66,025		9,022,316
			110,868,655
Consumer Discretionary Distribution & Retail - 5.5%
Advance Auto Parts, Inc.	4,521		329,536
AutoZone, Inc.	3,143	[a]	7,501,838
Bath & Body Works, Inc.	21,525		758,541
Best Buy Co., Inc.	18,641		1,354,641
Burlington Stores, Inc.	38,404	[a]	5,778,266
CarMax, Inc.	11,440	[a]	826,082
Carvana Co.	13,840	[a]	178,813
Chewy, Inc., Cl. A	71,774	[a]	2,116,615
eBay, Inc.	52,896		2,250,196
Etsy, Inc.	23,794	[a]	1,928,504
Farfetch Ltd., Cl. A	367,402	[a,b]	1,811,292

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Consumer Discretionary Distribution & Retail - 5.5% (continued)
Five Below, Inc.	3,867	[a]	667,135
Floor & Decor Holdings, Inc., Cl. A	1,850	[a]	168,924
Genuine Parts Co.	7,796		1,161,058
Kohl's Corp.	15,520		284,326
Lithia Motors, Inc.	309		72,084
LKQ Corp.	36,197		1,909,392
Ollie's Bargain Outlet Holdings, Inc.	130,157	[a]	7,174,254
O'Reilly Automotive, Inc.	16,265	[a]	14,692,337
Petco Health & Wellness Co., Inc.	7,635	[a]	58,331
Pool Corp.	21,619		6,836,576
RH	6,231	[a]	1,526,470
Ross Stores, Inc.	123,632		12,810,748
The Gap, Inc.	14,250	[b]	114,285
Tractor Supply Co.	9,328		1,955,056
Ulta Beauty, Inc.	14,358	[a]	5,884,339
Valvoline, Inc.	65,381		2,517,169
Victoria's Secret & Co.	12,270	[a,b]	250,553
Wayfair, Inc., Cl. A	5,085	[a,b]	205,027
Williams-Sonoma, Inc.	7,545	[b]	856,433
			83,978,821
Consumer Durables & Apparel - 3.1%
Capri Holdings Ltd.	21,955	[a,b]	770,621
D.R. Horton, Inc.	12,075		1,290,093
Deckers Outdoor Corp.	145	[a]	68,875
Garmin Ltd.	27,617		2,848,694
Hasbro, Inc.	81,999		4,866,641
Lululemon Athletica, Inc.	40,301	[a]	13,377,111
Mohawk Industries, Inc.	9,220	[a]	848,609
NVR, Inc.	636	[a]	3,532,484
Peloton Interactive, Inc., Cl. A	374,880	[a]	2,729,126
Polaris, Inc.	27,666		2,979,905
PulteGroup, Inc.	28,855		1,906,738
PVH Corp.	4,395		378,058
Skechers USA, Inc., Cl. A	71,388	[a]	3,667,202
Tapestry, Inc.	30,675		1,227,614
Tempur Sealy International, Inc.	62,866	[b]	2,240,544
Toll Brothers, Inc.	25,915		1,754,446
VF Corp.	7,040		121,229
Whirlpool Corp.	20,079		2,596,014
			47,204,004
Consumer Services - 4.0%
Aramark	205,142		8,099,006
Boyd Gaming Corp.	17,513		1,116,103

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Consumer Services - 4.0% (continued)
Caesars Entertainment, Inc.	13,765	[a]	564,503
Carnival Corp.	57,165	[a,b]	641,963
Chipotle Mexican Grill, Inc.	1,747	[a]	3,627,628
Darden Restaurants, Inc.	22,679		3,595,075
Domino's Pizza, Inc.	3,367		975,925
Doordash, Inc., Cl. A	7,225	[a]	471,720
DraftKings, Inc., Cl. A	17,180	[a]	400,981
Expedia Group, Inc.	121,618	[a]	11,640,059
Frontdoor, Inc.	54,542	[a]	1,681,530
H&R Block, Inc.	34,193		1,020,661
Hilton Worldwide Holdings, Inc.	19,703		2,681,972
Hyatt Hotels Corp., Cl. A	4,388		471,622
International Game Technology PLC	30,072		737,666
Las Vegas Sands Corp.	47,161	[a]	2,599,986
Marriott International, Inc., Cl. A	16,489		2,766,689
Marriott Vacations Worldwide Corp.	81		9,981
MGM Resorts International	36,220		1,423,084
Norwegian Cruise Line Holdings Ltd.	28,425	[a]	422,111
Penn Entertainment, Inc.	4,840	[a]	121,194
Planet Fitness, Inc., Cl. A	113,718	[a]	7,271,129
Restaurant Brands International, Inc.	27,764	[b]	2,024,273
Royal Caribbean Cruises Ltd.	15,881	[a]	1,285,885
Service Corp. International	20,820		1,324,360
The Wendy's Company	14,790		325,528
Travel + Leisure Co.	1,960		71,481
Wyndham Hotels & Resorts, Inc.	39,466		2,693,554
Wynn Resorts Ltd.	4,135		408,125
			60,473,794
Consumer Staples Distribution - 1.0%
Casey's General Stores, Inc.	3,018		681,012
Dollar Tree, Inc.	47,639	[a]	6,425,548
Grocery Outlet Holding Corp.	69,590	[a]	1,998,625
Performance Food Group Co.	7,415	[a]	409,975
The Kroger Company	25,875		1,172,914
US Foods Holding Corp.	101,851	[a]	4,051,633
			14,739,707
Energy - 4.3%
Baker Hughes Co.	60,845		1,658,026
Cheniere Energy, Inc.	15,258		2,132,611
Chesapeake Energy Corp.	23,014	[b]	1,731,804
Coterra Energy, Inc.	20,415		474,649
Devon Energy Corp.	80,035		3,689,613
Diamondback Energy, Inc.	27,733		3,526,251
DT Midstream, Inc.	10,030		455,964

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Energy - 4.3% (continued)
EQT Corp.	379,895	[b]	13,208,949
Halliburton Co.	235,871		6,757,704
Hess Corp.	39,641		5,021,325
HF Sinclair Corp.	4,910		203,470
Marathon Oil Corp.	79,820		1,768,811
Marathon Petroleum Corp.	15,952		1,673,524
NOV, Inc.	283,129		3,983,625
ONEOK, Inc.	22,535		1,276,833
Phillips 66	14,881		1,363,248
Pioneer Natural Resources Co.	30,157		6,014,512
Schlumberger NV	51,527		2,206,901
Targa Resources Corp.	22,185		1,509,689
The Williams Companies, Inc.	24,340		697,584
Valero Energy Corp.	56,581		6,056,430
Vitesse Energy, Inc.	600		13,854
Weatherford International PLC	6,365	[a]	359,241
			65,784,618
Equity Real Estate Investment - 4.3%
Alexandria Real Estate Equities, Inc.	23,431	[c]	2,658,481
American Homes 4 Rent, Cl. A	42,756	[c]	1,465,676
Americold Realty Trust, Inc.	1,850	[c]	54,205
AvalonBay Communities, Inc.	5,361	[c]	932,707
Boston Properties, Inc.	6,370	[c]	310,028
Brixmor Property Group, Inc.	74,580	[c]	1,493,837
Camden Property Trust	19,110	[c]	1,996,422
Cousins Properties, Inc.	8,220	[c]	163,742
CubeSmart	13,560	[b,c]	602,606
Digital Realty Trust, Inc.	35,401	[c]	3,627,186
Douglas Emmett, Inc.	23,360	[c]	270,976
EPR Properties	1,775	[c]	74,035
Equinix, Inc.	4,268	[c]	3,182,007
Equity Lifestyle Properties, Inc.	58,781	[c]	3,713,196
Equity Residential	100,094	[c]	6,085,715
Essex Property Trust, Inc.	12,408	[c]	2,680,872
Extra Space Storage, Inc.	15,240	[c]	2,198,675
Federal Realty Investment Trust	5,455	[c]	481,131
Healthcare Realty Trust, Inc.	6,440	[c]	119,848
Healthpeak Properties, Inc.	72,176	[c]	1,440,633
Highwoods Properties, Inc.	12,525	[c]	259,017
Host Hotels & Resorts, Inc.	61,889	[c]	1,027,357
Iron Mountain, Inc.	6,610	[c]	353,106
JBG SMITH Properties	2,120	[c]	30,019
Kimco Realty Corp.	81,004	[c]	1,488,854
Lamar Advertising Co., Cl. A	36,487	[c]	3,279,452

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Equity Real Estate Investment - 4.3% (continued)
Life Storage, Inc.	9,782	[c]	1,246,129
Mid-America Apartment Communities, Inc.	6,670	[c]	980,890
NNN REIT, Inc.	11,835	[c]	503,461
Omega Healthcare Investors, Inc.	6,270	[b,c]	186,909
Park Hotels & Resorts, Inc.	31,625	[b,c]	409,228
Prologis, Inc.	16,811	[c]	2,093,810
Rayonier, Inc.	24,799	[c]	727,107
Realty Income Corp.	31,106	[c]	1,848,941
Regency Centers Corp.	55,131	[c]	3,102,221
Simon Property Group, Inc.	32,558	[c]	3,423,474
Spirit Realty Capital, Inc.	23,674	[c]	924,706
UDR, Inc.	28,390	[c]	1,126,231
Ventas, Inc.	12,915	[c]	557,153
VICI Properties, Inc.	98,576	[c]	3,048,956
Welltower, Inc.	56,081	[c]	4,184,203
Weyerhaeuser Co.	27,897	[c]	799,528
			65,152,730
Financial Services - 7.1%
Ally Financial, Inc.	39,880		1,063,600
Ameriprise Financial, Inc.	30,754		9,179,146
Apollo Global Management, Inc.	12,300		822,255
Ares Management Corp., Cl. A	125,064		10,891,824
Block, Inc.	62,147	[a]	3,753,057
Blue Owl Capital, Inc.	22,135		226,884
Capital One Financial Corp.	27,405		2,855,875
Coinbase Global, Inc., Cl. A	8,780	[a,b]	546,116
Credit Acceptance Corp.	593	[a]	264,288
Discover Financial Services	42,025		4,317,648
Equitable Holdings, Inc.	41,565		1,020,005
Euronet Worldwide, Inc.	78,627	[a]	8,759,048
Evercore, Inc., Cl. A	12,450		1,343,978
Fidelity National Information Services, Inc.	50,079		2,732,811
Fiserv, Inc.	61,089	[a]	6,853,575
FLEETCOR Technologies, Inc.	7,663	[a]	1,736,053
Franklin Resources, Inc.	13,315		319,693
Global Payments, Inc.	105,803		10,335,895
Intercontinental Exchange, Inc.	49,072		5,199,178
Invesco Ltd.	43,145		620,425
Jack Henry & Associates, Inc.	8,174		1,249,723
Janus Henderson Group PLC	7,975		209,583
Jefferies Financial Group, Inc.	5,100		153,357
KKR & Co., Inc.	19,560		1,007,144

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Financial Services - 7.1% (continued)
LPL Financial Holdings, Inc.	38,351		7,470,008
MarketAxess Holdings, Inc.	496		135,115
MGIC Investment Corp.	41,290		624,305
MSCI, Inc.	3,382		1,591,332
Nasdaq, Inc.	49,192		2,722,777
Northern Trust Corp.	13,230		951,502
OneMain Holdings, Inc.	2,250		85,185
Raymond James Financial, Inc.	49,211		4,446,214
Robinhood Markets, Inc., Cl. A	33,875	[a]	302,165
Shift4 Payments, Inc., Cl. A	2,380	[a,b]	149,274
SLM Corp.	104,213		1,590,290
SoFi Technologies, Inc.	45,520	[a,b]	315,909
Starwood Property Trust, Inc.	43,790	[b,c]	768,515
State Street Corp.	19,060		1,296,461
T. Rowe Price Group, Inc.	13,812	[b]	1,480,094
Toast, Inc., Cl. A	18,225	[a]	382,178
Tradeweb Markets, Inc., Cl. A	31,804		2,129,278
Upstart Holdings, Inc.	4,795	[a,b]	130,616
Voya Financial, Inc.	92,967		6,303,163
WEX, Inc.	1,437	[a]	238,326
			108,573,868
Food, Beverage & Tobacco - 1.6%
Brown-Forman Corp., Cl. B	15,817		977,016
Bunge Ltd.	12,935		1,198,298
Coca-Cola Europacific Partners PLC	30,855		1,925,043
Conagra Brands, Inc.	156,105		5,443,381
Darling Ingredients, Inc.	2,285	[a]	144,823
Freshpet, Inc.	10,161	[a,b]	607,221
Ingredion, Inc.	4,980		520,908
Keurig Dr. Pepper, Inc.	34,711		1,080,206
Lamb Weston Holdings, Inc.	12,021		1,336,735
McCormick & Co., Inc.	19,380		1,661,447
Molson Coors Beverage Co., Cl. B	72,029		4,454,994
The Hershey Company	10,259		2,664,262
The J.M. Smucker Company	1,779		260,784
Tyson Foods, Inc., Cl. A	37,070		1,877,225
			24,152,343
Health Care Equipment & Services - 6.9%
agilon health, Inc.	3,400	[a,b]	67,592
Alcon, Inc.	36,871		2,853,447
Align Technology, Inc.	30,969	[a]	8,753,698
AmerisourceBergen Corp.	40,049		6,814,337
Centene Corp.	102,919	[a]	6,423,175
Certara, Inc.	7,930	[a]	164,785

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Health Care Equipment & Services - 6.9% (continued)
DaVita, Inc.	4,865	[a]	455,705
Dentsply Sirona, Inc.	10,956		395,731
DexCom, Inc.	91,574	[a]	10,737,967
Doximity, Inc., Cl. A	4,195	[a]	128,661
Encompass Health Corp.	75,435		4,678,479
Enhabit, Inc.	2,050	[a]	22,058
Enovis Corp.	2,475	[a]	130,507
Envista Holdings Corp.	10,990	[a]	350,471
HCA Healthcare, Inc.	9,018		2,382,465
HealthEquity, Inc.	15,073	[a]	826,000
Henry Schein, Inc.	13,215	[a]	976,589
Humana, Inc.	5,546		2,783,371
ICU Medical, Inc.	218	[a]	38,126
IDEXX Laboratories, Inc.	19,655	[a]	9,135,054
Inspire Medical Systems, Inc.	9,637	[a]	2,818,726
Insulet Corp.	10,913	[a]	2,992,890
Laboratory Corp. of America Holdings	26,417		5,614,405
Masimo Corp.	3,077	[a]	497,982
Molina Healthcare, Inc.	10,942	[a]	2,997,014
Novocure Ltd.	1,157	[a,b]	83,084
Penumbra, Inc.	1,981	[a]	608,841
Quest Diagnostics, Inc.	10,071		1,335,918
QuidelOrtho Corp.	930	[a]	79,180
R1 RCM, Inc.	139,034	[a]	2,259,303
ResMed, Inc.	12,592		2,654,268
Shockwave Medical, Inc.	8,145	[a]	2,240,608
Steris PLC	36,972		7,393,291
Tandem Diabetes Care, Inc.	2,675	[a]	69,523
Teladoc Health, Inc.	14,550	[a]	336,833
Tenet Healthcare Corp.	1,680	[a]	119,616
The Cigna Group	3,198		791,217
The Cooper Companies, Inc.	13,029		4,840,664
Universal Health Services, Inc., Cl. B	1,289		170,316
Veeva Systems, Inc., Cl. A	10,500	[a]	1,739,850
Zimmer Biomet Holdings, Inc.	57,725		7,350,701
			105,112,448
Household & Personal Products - .6%
Church & Dwight Co., Inc.	75,094		6,942,440
Coty, Inc., Cl. A	73,520	[a]	796,957
Kenvue, Inc.	29,363	[a]	736,718
Spectrum Brands Holdings, Inc.	815		58,851
The Clorox Company	5,279		835,032
			9,369,998

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Insurance - 3.8%
Aflac, Inc.	26,305		1,689,044
American Financial Group, Inc.	9,016		1,012,226
Aon PLC, Cl. A	9,777		3,014,151
Arch Capital Group Ltd.	109,861	[a]	7,657,312
Arthur J. Gallagher & Co.	12,169		2,437,816
Assurant, Inc.	36,819		4,417,912
Assured Guaranty Ltd.	22,525		1,165,669
Brighthouse Financial, Inc.	4,200	[a]	169,092
Cincinnati Financial Corp.	14,964		1,444,026
Everest Re Group Ltd.	14,840		5,045,897
Fidelity National Financial, Inc.	27,130		926,218
First American Financial Corp.	32,383		1,778,798
Globe Life, Inc.	21,363		2,204,234
Lincoln National Corp.	13,920		291,206
Markel Group, Inc.	3,100	[a]	4,075,663
Old Republic International Corp.	41,500		1,016,335
Principal Financial Group, Inc.	22,735		1,488,233
Prudential Financial, Inc.	590		46,427
Reinsurance Group of America, Inc.	38,450		5,383,000
RenaissanceRe Holdings Ltd.	7,159		1,348,541
Ryan Specialty Holdings, Inc.	57,836	[a]	2,359,130
The Allstate Corp.	7,848		851,116
The Hanover Insurance Group, Inc.	1,750		195,055
The Hartford Financial Services Group, Inc.	53,110		3,639,097
The Travelers Companies, Inc.	5,443		921,173
Unum Group	25,415		1,104,282
W.R. Berkley Corp.	32,492		1,809,155
			57,490,808
Materials - 3.8%
Albemarle Corp.	7,742		1,498,309
Alcoa Corp.	54,954		1,743,141
Ashland, Inc.	9,860		836,917
Avery Dennison Corp.	18,741		3,019,737
Axalta Coating Systems Ltd.	75,899	[a]	2,201,830
Ball Corp.	13,165		673,521
Celanese Corp.	13,008		1,353,092
CF Industries Holdings, Inc.	48,209		2,965,336
Corteva, Inc.	105,313		5,633,192
DuPont de Nemours, Inc.	44,025		2,958,040
Eastman Chemical Co.	5,938		457,760
FMC Corp.	27,946		2,908,620
Freeport-McMoRan, Inc.	90,207		3,097,708
Huntsman Corp.	32,120		762,850

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Materials - 3.8% (continued)
International Flavors & Fragrances, Inc.	12,210		943,711
LyondellBasell Industries NV, Cl. A	6,330		541,468
Martin Marietta Materials, Inc.	5,338		2,124,738
Newmont Corp.	153,144		6,209,989
Nucor Corp.	4,988		658,715
Olin Corp.	17,040		806,162
Packaging Corp. of America	8,981		1,113,913
PPG Industries, Inc.	24,272		3,186,671
Reliance Steel & Aluminum Co.	5,136		1,205,316
Royal Gold, Inc.	8,690		1,076,170
Sealed Air Corp.	23,140		875,849
Sonoco Products Co.	11,905		712,633
SSR Mining, Inc.	5,355		79,093
Steel Dynamics, Inc.	14,217		1,306,542
The Chemours Company	485		12,848
The Mosaic Company	27,740		886,570
The Scotts Miracle-Gro Company	2,440	[b]	154,208
United States Steel Corp.	10,865	[b]	227,296
Vulcan Materials Co.	30,210		5,906,055
WestRock Co.	14,541		407,293
			58,545,293
Media & Entertainment - 2.5%
Cable One, Inc.	121		74,031
DISH Network Corp., Cl. A	23,800	[a]	153,034
Electronic Arts, Inc.	7,263		929,664
Fox Corp., Cl. A	21,295		664,404
IAC, Inc.	13,645	[a]	761,937
Liberty Broadband Corp., Cl. A	2,552	[a]	188,516
Liberty Broadband Corp., Cl. C	7,696	[a]	570,274
Liberty Media Corp-Liberty Formula One, Cl. C	96,384	[a]	6,785,434
Liberty Media Corp-Liberty SiriusXM, Cl. C	20,420	[a]	570,943
Live Nation Entertainment, Inc.	37,751	[a]	3,017,815
Match Group, Inc.	26,092	[a]	900,174
News Corporation, Cl. A	38,225		699,900
Nexstar Media Group, Inc.	8,243	[b]	1,244,034
Omnicom Group, Inc.	23,400		2,063,646
Paramount Global, Cl. B	24,326	[b]	369,998
Pinterest, Inc., Cl. A	18,392		440,304
Roblox Corp., CI. A	18,645	[a]	780,480
Roku, Inc.	1,395	[a]	81,189
Spotify Technology SA	21,945	[a]	3,267,610
Take-Two Interactive Software, Inc.	22,005	[a]	3,030,749

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Media & Entertainment - 2.5% (continued)
TEGNA, Inc.	58,277		902,711
The Interpublic Group of Companies, Inc.	82,876		3,082,158
The Trade Desk, Inc., Cl. A	56,190	[a]	3,937,795
Warner Bros Discovery, Inc.	106,024	[a]	1,195,951
Warner Music Group Corp., Cl. A	128,426		3,140,016
ZoomInfo Technologies, Inc.	4,860	[a]	120,188
			38,972,955
Pharmaceuticals, Biotechnology & Life Sciences - 5.4%
10X Genomics, Inc., CI. A	38,093	[a]	1,998,359
Agilent Technologies, Inc.	22,884		2,646,992
Alnylam Pharmaceuticals, Inc.	7,849	[a]	1,452,143
Avantor, Inc.	91,479	[a]	1,824,091
Biogen, Inc.	3,048	[a]	903,458
BioMarin Pharmaceutical, Inc.	55,336	[a]	4,810,912
Bio-Rad Laboratories, Inc., Cl. A	231	[a]	86,244
Bio-Techne Corp.	56,638		4,632,422
Catalent, Inc.	3,110	[a]	115,785
Charles River Laboratories International, Inc.	8,756	[a]	1,693,235
Elanco Animal Health, Inc.	59,697	[a]	486,531
Exact Sciences Corp.	8,410	[a]	686,088
Exelixis, Inc.	1,630	[a]	31,426
Horizon Therapeutics PLC	74,543	[a]	7,456,536
ICON PLC	17,758	[a]	3,782,987
Illumina, Inc.	26,365	[a]	5,184,677
Incyte Corp.	14,730	[a]	906,632
Ionis Pharmaceuticals, Inc.	11,845	[a]	484,461
IQVIA Holdings, Inc.	13,408	[a]	2,640,169
Jazz Pharmaceuticals PLC	1,516	[a]	194,291
Mettler-Toledo International, Inc.	1,752	[a]	2,315,916
Mirati Therapeutics, Inc.	3,225	[a]	119,841
Moderna, Inc.	6,173	[a]	788,354
Natera, Inc.	7,575	[a]	356,858
Neurocrine Biosciences, Inc.	67,495	[a]	6,042,827
Organon & Co.	5,610		108,778
Perrigo Co., PLC	3,045		97,318
QIAGEN NV	10,641	[a]	480,548
Repligen Corp.	43,381	[a]	7,284,538
Sarepta Therapeutics, Inc.	109,799	[a]	13,571,156
Seagen, Inc.	6,830	[a]	1,336,631
Sotera Health Co.	1,730	[a]	24,376
Ultragenyx Pharmaceutical, Inc.	3,635	[a]	179,424
United Therapeutics Corp.	19,401	[a]	4,069,166
Viatris, Inc.	45,179		413,388

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 5.4% (continued)
Waters Corp.	4,032	[a]	1,012,919
West Pharmaceutical Services, Inc.	4,337		1,451,290
			81,670,767
Real Estate Management & Development - .6%
CBRE Group, Inc., Cl. A	85,321	[a]	6,392,249
Zillow Group, Inc., Cl. C	73,925	[a]	3,371,719
			9,763,968
Semiconductors & Semiconductor Equipment - 2.3%
Enphase Energy, Inc.	5,630	[a]	978,944
First Solar, Inc.	6,921	[a]	1,404,686
KLA Corp.	2,369		1,049,443
Lattice Semiconductor Corp.	8,295	[a]	674,466
Microchip Technology, Inc.	64,494		4,853,818
MKS Instruments, Inc.	48,003	[b]	4,671,172
Monolithic Power Systems, Inc.	5,520		2,704,303
NVIDIA Corp.	14,177		5,363,726
NXP Semiconductors NV	10,609		1,900,072
ON Semiconductor Corp.	9,785	[a]	818,026
Qorvo, Inc.	34,175	[a]	3,323,860
Skyworks Solutions, Inc.	48,763		5,047,458
Teradyne, Inc.	19,910		1,994,783
Universal Display Corp.	1,947		286,852
Wolfspeed, Inc.	7,760	[a]	372,790
			35,444,399
Software & Services - 10.1%
Akamai Technologies, Inc.	13,055	[a]	1,202,627
Ansys, Inc.	34,615	[a]	11,201,068
AppLovin Corp., Cl. A	37,760	[a,b]	944,378
Aspen Technology, Inc.	1,501	[a]	246,044
Bill Holdings, Inc.	36,737	[a,b]	3,805,218
Black Knight, Inc.	14,860	[a]	858,611
BlackLine, Inc.	34,339	[a]	1,788,032
Cadence Design Systems, Inc.	30,684	[a]	7,085,242
CCC Intelligent Solutions Holdings, Inc.	2,685	[a,b]	29,374
Check Point Software Technologies Ltd.	22,665	[a]	2,828,819
Cloudflare, Inc., Cl. A	10,200	[a,b]	705,432
Cognizant Technology Solutions Corp., Cl. A	32,335		2,020,614
Confluent, Inc., Cl. A	10,765	[a]	341,681
CrowdStrike Holdings, Inc., CI. A	8,610	[a]	1,378,719
Datadog, Inc., Cl. A	10,558	[a]	1,002,060
DocuSign, Inc.	11,061	[a]	623,840
Dolby Laboratories, Inc., Cl. A	38,931		3,212,975

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Software & Services - 10.1% (continued)
DoubleVerify Holdings, Inc.	2,265	[a]	78,981
DXC Technology Co.	14,045	[a]	351,546
Dynatrace, Inc.	49,864	[a]	2,542,565
Elastic NV	4,080	[a]	297,106
EPAM Systems, Inc.	18,772	[a]	4,817,271
Fair Isaac Corp.	1,670	[a]	1,315,409
Five9, Inc.	4,235	[a]	279,976
Fortinet, Inc.	32,830	[a]	2,243,274
Gartner, Inc.	28,767	[a]	9,863,054
Gen Digital, Inc.	86,987		1,525,752
Guidewire Software, Inc.	8,140	[a]	675,457
HubSpot, Inc.	32,318	[a]	16,740,401
Informatica, Inc., Cl. A	1,640	[a]	28,962
Intuit, Inc.	22,075		9,252,074
Kyndryl Holdings, Inc.	33,080	[a]	415,485
Manhattan Associates, Inc.	1,622	[a]	294,263
MongoDB, Inc.	3,612	[a]	1,061,169
New Relic, Inc.	5,340	[a]	376,203
Nutanix, Inc., Cl. A	7,170	[a]	212,375
Okta, Inc.	7,832	[a]	711,929
Palantir Technologies, Inc., Cl. A	84,685	[a]	1,245,716
Pegasystems, Inc.	135		6,529
Procore Technologies, Inc.	4,345	[a]	262,742
PTC, Inc.	744	[a]	99,994
Roper Technologies, Inc.	23,801		10,810,890
SentinelOne, Inc., Cl. A	15,600	[a]	333,528
ServiceNow, Inc.	15,579	[a]	8,487,128
Shopify, Inc., Cl. A	156,266	[a]	8,936,853
Smartsheet, Inc., Cl. A	8,915	[a]	442,006
Splunk, Inc.	77,799	[a]	7,724,663
Synopsys, Inc.	6,364	[a]	2,895,365
Teradata Corp.	1,775	[a]	83,177
Twilio, Inc., Cl. A	112,162	[a]	7,808,718
Tyler Technologies, Inc.	20,026	[a]	7,949,521
UiPath, Inc., Cl. A	43,165	[a,b]	772,222
Unity Software, Inc.	7,262	[a,b]	215,827
Verisign, Inc.	7,681	[a]	1,715,321
Wix.com Ltd.	3,460	[a]	263,721
Zoom Video Communications, Inc., CI. A	8,840	[a]	593,429
Zscaler, Inc.	8,231	[a]	1,115,136
			154,120,472
Technology Hardware & Equipment - 4.2%
Amphenol Corp., Cl. A	213,150		16,082,167
Arista Networks, Inc.	7,460	[a]	1,240,896

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Technology Hardware & Equipment - 4.2% (continued)
CDW Corp.	3,923		673,540
Cognex Corp.	23,283		1,279,634
Corning, Inc.	16,580		510,830
Dell Technologies, Inc., Cl. C	45,210		2,025,860
F5, Inc.	6,103	[a]	900,681
Flex Ltd.	54,212	[a]	1,376,443
Hewlett Packard Enterprise Co.	20,315		292,942
HP, Inc.	19,495		566,525
Jabil, Inc.	15,780		1,412,626
Keysight Technologies, Inc.	70,599	[a]	11,422,918
Lumentum Holdings, Inc.	40,660	[a]	2,150,914
Motorola Solutions, Inc.	12,295		3,466,206
NetApp, Inc.	47,097		3,124,886
Nokia Corp., ADR	633,425		2,540,034
Pure Storage, Inc., Cl. A	27,470	[a]	790,861
TE Connectivity Ltd.	20,778		2,544,889
Trimble, Inc.	104,783	[a]	4,890,223
Viasat, Inc.	4,740	[a]	211,451
Western Digital Corp.	116,565	[a]	4,514,562
Zebra Technologies Corp., Cl. A	6,611	[a]	1,735,850
			63,754,938
Transportation - 1.5%
Alaska Air Group, Inc.	46,312	[a]	2,080,798
American Airlines Group, Inc.	12,965	[a]	191,623
Avis Budget Group, Inc.	472	[a]	79,197
Copa Holdings SA, Cl. A	7,469	[b]	784,693
Expeditors International of Washington, Inc.	39,385		4,344,559
GXO Logistics, Inc.	4,345	[a]	242,972
J.B. Hunt Transport Services, Inc.	19,549		3,264,097
JetBlue Airways Corp.	2,290	[a]	15,641
Landstar System, Inc.	19,994		3,506,548
Lyft, Inc., Cl. A	284,491	[a,b]	2,566,109
Norfolk Southern Corp.	12,120		2,523,142
Old Dominion Freight Line, Inc.	1,096		340,242
Ryder System, Inc.	8,455		666,508
Southwest Airlines Co.	6,290		187,882
United Airlines Holdings, Inc.	31,825	[a]	1,510,574
XPO, Inc.	735	[a]	34,494
			22,339,079
Utilities - 4.1%
Ameren Corp.	38,855		3,149,975
American Electric Power Co., Inc.	32,424		2,695,083
American Water Works Co., Inc.	19,697		2,845,232

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.1% (continued)
Utilities - 4.1% (continued)
CenterPoint Energy, Inc.	211,953		5,979,194
CMS Energy Corp.	30,975		1,795,931
Constellation Energy Corp.	119,521		10,042,154
DTE Energy Co.	26,455		2,846,558
Edison International	11,110		750,147
Entergy Corp.	43,554		4,277,003
Essential Utilities, Inc.	3,100		126,294
Eversource Energy	42,285		2,927,391
Exelon Corp.	101,312		4,017,021
FirstEnergy Corp.	54,828		2,050,019
IDACORP, Inc.	1,090		113,436
NiSource, Inc.	42,260		1,136,371
NRG Energy, Inc.	32,600		1,101,554
Pinnacle West Capital Corp.	19,345		1,494,982
PPL Corp.	149,688		3,921,826
Public Service Enterprise Group, Inc.	12,840		767,190
The AES Corp.	51,305		1,012,761
UGI Corp.	11,375		318,159
Vistra Corp.	188,058		4,507,750
WEC Energy Group, Inc.	14,830		1,295,401
Xcel Energy, Inc.	42,585		2,780,375
			61,951,807
Total Common Stocks (cost $776,831,233)			1,464,858,056

Exchange-Traded Funds - 1.8%
Registered Investment Companies - 1.8%
iShares Russell Mid-Cap Growth ETF	246,114	[b]	22,105,959
SPDR S&P MidCap 400 ETF Trust	10,862	[b]	4,780,909
Total Exchange-Traded Funds (cost $25,164,323)			26,886,868

Escrow Shares - .0%
Telecommunication Services - .0%
GCI Liberty, Inc. (cost $1)	9,830		8,847
	Number of Rights
Rights - .0%
Health Care Equipment & Services - .0%
Abiomed, Inc. expiring 12/31/2023 (cost $0)	40,585	[d]	41,397

	1-Day Yield (%)
Investment Companies - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $29,924,266)	5.19	29,924,266	[e]	29,924,266

Investment of Cash Collateral for Securities Loaned - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $33,070,786)	5.19	33,070,786	[e]	33,070,786
Total Investments (cost $864,990,609)		102.0%		1,554,790,220
Liabilities, Less Cash and Receivables		(2.0%)		(30,840,857)
Net Assets		100.0%		1,523,949,363

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

SPDR—Standard & Poor's Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2023, the value of the fund’s securities on loan was $61,186,400 and the value of the collateral was $63,392,564, consisting of cash collateral of $33,070,786 and U.S. Government & Agency securities valued at $30,321,778. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at May 31, 2023. These securities were valued at $41,397 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund

May 31, 2023 (Unaudited)

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,464,858,056	-		-	1,464,858,056
Escrow Shares	-	8,847	††	-	8,847
Exchange-Traded Funds	26,886,868	-		-	26,886,868
Investment Companies	62,995,052	-		-	62,995,052
Rights	-	-		41,397	41,397

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2023, accumulated net unrealized appreciation on investments was $689,799,611, consisting of $719,034,648 gross unrealized appreciation and $29,235,037 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.